Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (32,110,924)	$ (41,073,132)	$ (11,814,260)
Depreciation and amortization expenses	7,152,958	8,855,750	4,799,350
Allowance for doubtful accounts	2,740,639	26,297	19,778
Loss (gain) on disposal of property, plant and equipment	92,172	(18,796)	23,403
Amortization of debt issuance cost	7,098	235,686	153,370
Inventory write-down	3,644,243	6,341,957	61,771,039
Loss (gain) on short-term investment		(1,366)	17,968
Deferred income taxes	8,627,604	(132,767)	(9,672,294)
Noncash lease expenses	659,082	286,774
Accounts receivable, net	(1,351,955)	13,251,422	(7,045,434)
Notes receivable	(724,627)		42,193
Inventories, net	9,725,152	49,197,114	(83,666,057)
Advances to suppliers	(3,601,544)	1,554,824	121,148,949
VAT recoverable	1,429,649	(6,118,957)	(13,952,636)
Prepayments and other current assets, net	3,287,612	(48,399)	(684,840)
Accounts payable	(9,234,394)	(31,546,450)	13,633,755
Notes payable	1,028,971	(7,688,440)	2,409,880
Income taxes payable	(660)	(7,817,075)	233,904
Advances from customers	(204,926)	(980,958)	(181,799,117)
Accrued liabilities and other payables	(6,993,438)	2,416,318	(3,850,987)
NET CASH USED IN OPERATING ACTIVITIES	(15,827,288)	(13,260,198)	(108,232,036)
Purchases of property, plant and equipment	(10,833,436)	(5,832,609)	(5,940,856)
Purchases of intangible assets	(11,927,846)		(371,999)
Proceeds from disposal of property, plant and equipment	362,314	25,764	5,140
Cash paid for debt investments	(79,915,000)
Cash paid for short-term investment		(130,906)
Proceeds from redemption of debt investments	39,080,000
Proceeds from maturity of short-term investment		128,520	23,116
Proceeds from sale of subsidiary, net of cash disposed of	53,435
NET CASH USED IN INVESTING ACTIVITIES	(63,180,533)	(5,809,231)	(6,284,599)
Capital contribution from shareholder			7,700
Distribution to owners			(6,502,898)
Proceeds from short-term loans	765,967	7,068,283	10,908,195
Repayment of short-term loans	(4,871,795)	(14,115,485)	(3,848,048)
Proceeds from long-term loan			13,205,128
Repayment of long-term loan		(8,333,333)
Payment of debt issuance cost			(396,154)
Proceeds from related party loans	9,631,014	27,366,576
Repayment to related parties	(27,657,811)	(3,438,258)
Issuance of ordinary shares for cash	114,191,595		585,739
NET CASH PROVIDED BY FINANCING ACTIVITIES	92,058,970	8,547,783	13,959,662
EFFECT OF FOREIGN EXCHANGE ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(4,705,565)	(3,181,463)	(12,970,856)
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	8,345,584	(13,703,109)	(113,527,829)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	5,778,167	19,481,276	133,009,105
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	14,123,751	5,778,167	19,481,276
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	1,493,469	1,323,827	480,543
Income taxes	293,028	8,119,721	11,755,012
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Liabilities assumed in connection with purchase of property, plant and equipment	5,731,084	3,010,849	4,083,805
Liabilities assumed in connection with purchase of intangible assets	7,951,897		322,082
Operating lease right-of-use asset obtained in exchange for operating lease liability	192,395	1,142,321
Transfer from other assets to property, plant and equipment	4,454,011	1,048	4,912,272
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	13,669,439	3,464,262	9,997,593
Restricted cash, current	406,857	2,270,588	7,271,849
Restricted cash, noncurrent	47,455	43,317	2,211,834
Total cash, cash equivalents and restricted cash	$ 14,123,751	$ 5,778,167	$ 19,481,276